Accounts Receivable, Net	12 Months Ended
Jul. 31, 2025
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 3 — ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consist of the following:

	As of July 31,
	2025	2024
Accounts receivable	$1,410,083	$1,379,288
Allowance for credit losses	—	—
Accounts receivable, net	$1,410,083	$1,379,288

The Group’s accounts receivable are presented net of allowance for credit losses and are primarily in-transit payments due from payment processing companies for in-game purchases made by gamers. Accounts receivable is recognized in the period when the Group has unconditional right to consideration for services provided to its customers.